Condensed Consolidated Statement of Changes in Equity (Unaudited) - GBP (£) £ in Thousands	Total	Share capital	Share premium	Merger relief reserve	Investment in own shares	Retained earnings	Capital redemption reserve	Other reserves	Foreign exchange translation reserve
Beginning balance (Restated) at Jun. 30, 2018	£ 69,564	£ 996	£ 2,678	£ 4,430	£ (2,275)	£ 59,325	£ 161	£ 0	£ 4,249
Beginning balance at Jun. 30, 2018	69,499	996	2,678	4,430	(2,275)	59,260	161	0	4,249
Hyperinflation adjustment	28					28
Equity-settled share-based payment transactions	5,138					5,138
Issuance of new shares	46,001	65	45,936
Issuance of shares related to acquisition	17,732							17,732
Transaction with owners	68,899	65	45,936			5,166		17,732
Profit for the period	9,465					9,465
Other comprehensive income	662								662
Total comprehensive income for the period	10,127					9,465			662
Ending balance at Dec. 31, 2018	148,590	1,061	48,614	4,430	(2,275)	73,956	161	17,732	4,911
Beginning balance (Restated) at Jun. 30, 2019	167,061	1,089	17,271	4,430	(1,847)	147,695	161	0	(1,738)
Beginning balance (Impact of transition to IFRS 16) at Jun. 30, 2019	732					732
Beginning balance at Jun. 30, 2019	166,329	1,089	17,271	4,430	(1,847)	146,963	161	0	(1,738)
Hyperinflation adjustment	(22)					(22)
Equity-settled share-based payment transactions	8,058					8,058
Issuance of shares related to acquisition	3,847	2	2,998					847
Transaction with owners	26,609	6	3,007		164	7,922		15,510
Profit for the period	696					696
Other comprehensive income	(4,385)								(4,385)
Total comprehensive income for the period	(3,689)					696			(4,385)
Sale of shares (EBT)	14,798				135			14,663
Exercise of options	(72)	4	9		29	(114)
Ending balance at Dec. 31, 2019	£ 189,981	£ 1,095	£ 20,278	£ 4,430	£ (1,683)	£ 156,313	£ 161	£ 15,510	£ (6,123)